T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
3.1%
Car Loan 1.2%
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1) 2,170 2,201
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 100 102
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 1,090 1,118
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,255
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 688
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22 52 52
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23 358 361
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25 3,025 3,153
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26 2,070 2,105
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 10 10
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,987
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 2,080
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27 1,625 1,639
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22 503 507

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27 1,310 1,333
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 103
Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22 179 180
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 1,280 1,296
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25 15 15
21,185
Credit Card 0.0%
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25 610 634
634
Other Asset-Backed Securities 1.1%
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.078%, 10/25/27 (1) 1,419 1,415
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.555%, 10/20/31 (1) 1,615 1,618
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23 120 121
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27 2,345 2,453
DRIVEN BRANDS FUNDING
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 796 824
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 184 190
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,310 1,426
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 2,040 2,043

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (1) 136 136
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,183 1,226
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 654 668
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 30 30
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 58 60
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 598 597
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 1,632 1,627
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.023%, 10/17/29 (1) 1,095 1,091
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 2,458 2,456
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35 (1) 31 32
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1) 142 146
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (1) 306 314
18,473
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,825 1,877
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,787 1,844
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 2,179 2,248

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,355 1,420
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 756 763
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 749 759
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.53%, 3/25/25 862 842
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 937 997
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 755 787
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 2,522 2,526
14,063
Total Asset-Backed Securities (Cost $53,043) 54,355
CORPORATE BONDS
34.9%
FINANCIAL INSTITUTIONS
13.6%
Banking 8.5%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 448
American Express, 3.70%, 11/5/21 1,755 1,795
Banco Santander, 3.125%, 2/23/23 600 631
Banco Santander, 3.49%, 5/28/30 600 666
Banco Santander, 3.848%, 4/12/23 1,400 1,501
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,260 1,444
Bank of America, 3.50%, 4/19/26 600 674
Bank of America, 4.00%, 1/22/25 650 724
Bank of America, 4.20%, 8/26/24 290 323
Bank of America, 6.00%, 10/15/36 300 440
Bank of America, 7.75%, 5/14/38 150 247
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,964
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,568
Bank of America, VR, 3.55%, 3/5/24 (2) 2,530 2,684
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,599
Bank of America, VR, 4.244%, 4/24/38 (2) 45 54

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 4.33%, 3/15/50 (2) 2,425 3,044
Bank of Nova Scotia, 1.625%, 5/1/23 2,800 2,877
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,750
Barclays Bank, 1.70%, 5/12/22 820 833
BPCE, 4.00%, 9/12/23 (1) 1,550 1,683
BPCE, 4.50%, 3/15/25 (1) 1,015 1,140
BPCE, 5.70%, 10/22/23 (1) 850 958
Capital One Financial, 3.65%, 5/11/27 1,430 1,619
Capital One Financial, 3.90%, 1/29/24 810 885
Citibank, 3.40%, 7/23/21 1,250 1,266
Citigroup, 5.875%, 1/30/42 450 662
Citigroup, VR, 2.572%, 6/3/31 (2) 3,060 3,200
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 2,332
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 2,210
Citizens Bank, 2.55%, 5/13/21 440 442
Citizens Financial Group, 2.375%, 7/28/21 160 161
Citizens Financial Group, 4.30%, 12/3/25 575 656
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1) 800 916
Cooperatieve Rabobank, 3.125%, 4/26/21 1,415 1,425
Credit Suisse, 2.95%, 4/9/25 1,080 1,175
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2) 1,765 1,835
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,474
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 745 777
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,460
Discover Bank, 2.70%, 2/6/30 2,000 2,118
Discover Financial Services, 3.75%, 3/4/25 1,440 1,583
Fifth Third Bancorp, 1.625%, 5/5/23 920 944
Fifth Third Bank, 3.35%, 7/26/21 2,065 2,091
Goldman Sachs Group, 3.00%, 4/26/22 3,350 3,371
Goldman Sachs Group, 3.50%, 1/23/25 750 821
Goldman Sachs Group, 3.80%, 3/15/30 1,270 1,467
Goldman Sachs Group, 4.25%, 10/21/25 825 936
Goldman Sachs Group, 6.75%, 10/1/37 455 674
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 2,087
HSBC Bank USA, 5.875%, 11/1/34 550 753
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 3,415
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 1,515 1,594
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 1,000 1,032
ING Groep, 3.15%, 3/29/22 330 341
ING Groep, 3.55%, 4/9/24 2,640 2,880
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,055 1,089
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 375 391
JPMorgan Chase, 2.95%, 10/1/26 980 1,078
JPMorgan Chase, 3.375%, 5/1/23 2,085 2,221
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 2,320 2,427
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,314

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 3.559%, 4/23/24 (2) 1,250 1,334
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 1,129
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,646
KeyBank, 3.35%, 6/15/21 1,775 1,795
KeyCorp, 2.25%, 4/6/27 1,950 2,079
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 720 727
M&T Bank, 3.55%, 7/26/23 2,140 2,308
Manufacturers & Traders Trust, 3.40%, 8/17/27 250 283
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25 2,200 2,311
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 2,640 2,681
Morgan Stanley, 3.125%, 7/27/26 2,000 2,215
Morgan Stanley, 4.10%, 5/22/23 1,290 1,392
Morgan Stanley, 4.30%, 1/27/45 750 954
Morgan Stanley, 6.25%, 8/9/26 175 222
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,479
Morgan Stanley, VR, 3.622%, 4/1/31 (2) 1,125 1,282
Morgan Stanley, VR, 3.971%, 7/22/38 (2) 830 992
Natwest Group, VR, 4.519%, 6/25/24 (2) 2,050 2,230
NatWest Markets, 2.375%, 5/21/23 (1)(3) 2,505 2,598
PNC Bank, 3.50%, 6/8/23 2,025 2,172
Royal Bank of Canada, 1.60%, 4/17/23 2,345 2,409
Santander U.K., 3.75%, 11/15/21 2,310 2,373
State Street, 3.10%, 5/15/23 265 282
State Street, VR, 2.825%, 3/30/23 (2) 595 612
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 2,620 2,830
Toronto-Dominion Bank, 1.15%, 6/12/25 (3) 1,725 1,754
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2) 245 276
Truist Bank, VR, 3.502%, 8/2/22 (2) 2,180 2,214
Truist Financial, 1.95%, 6/5/30 1,470 1,502
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,716
UniCredit, 6.572%, 1/14/22 (1) 1,270 1,336
Wells Fargo, 3.069%, 1/24/23 3,050 3,134
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,734
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,541
Wells Fargo, VR, 2.572%, 2/11/31 (2) 2,120 2,211
146,922
Brokerage Asset Managers Exchanges 0.4%
Eaton Vance, 3.625%, 6/15/23 25 27
Intercontinental Exchange, 1.85%, 9/15/32 1,735 1,706
Intercontinental Exchange, 3.45%, 9/21/23 1,155 1,243
National Securities Clearing, 1.50%, 4/23/25 (1) 3,605 3,720
Raymond James Financial, 3.625%, 9/15/26 105 120
6,816
Finance Companies 0.7%
AerCap Ireland Capital, 3.30%, 1/23/23 485 505

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
AerCap Ireland Capital, 3.50%, 5/26/22 335 346
AerCap Ireland Capital, 4.125%, 7/3/23 1,915 2,044
AerCap Ireland Capital, 4.875%, 1/16/24 825 906
AerCap Ireland Capital, 6.50%, 7/15/25 655 773
Air Lease, 2.50%, 3/1/21 770 771
Air Lease, 3.50%, 1/15/22 580 596
Air Lease, 3.625%, 4/1/27 830 903
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 521
GATX, 4.35%, 2/15/24 2,355 2,590
GATX, 4.85%, 6/1/21 665 675
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 560
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 329 351
11,541
Insurance 2.5%
AIA Group, 3.20%, 3/11/25 (1) 510 549
AIA Group, 3.60%, 4/9/29 (1) 1,825 2,040
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.759%, 9/20/21 (1) 1,490 1,493
AIG Global Funding, 2.30%, 7/1/22 (1) 15 15
Allstate, 6.125%, 12/15/32 150 212
American International Group, 3.40%, 6/30/30 3,890 4,325
American International Group, 3.875%, 1/15/35 425 496
Anthem, 4.55%, 3/1/48 1,135 1,453
Anthem, 4.65%, 1/15/43 485 618
Aon, 2.20%, 11/15/22 25 26
Aon, 2.80%, 3/15/21 965 966
Aon, 3.875%, 12/15/25 405 459
Chubb INA Holdings, 3.35%, 5/15/24 (3) 550 599
Equitable Holdings, 3.90%, 4/20/23 480 516
Fidelity National Financial, 4.50%, 8/15/28 1,615 1,871
First American Financial, 4.60%, 11/15/24 410 456
High Street Funding Trust I, 4.111%, 2/15/28 (1)(3) 1,100 1,261
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 2,041
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,724
Lincoln National, 3.80%, 3/1/28 1,205 1,381
Marsh & McLennan, 2.25%, 11/15/30 (3) 620 641
Marsh & McLennan, 3.30%, 3/14/23 210 222
Marsh & McLennan, 3.50%, 6/3/24 1,915 2,083
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,634
Principal Financial Group, 2.125%, 6/15/30 2,215 2,261
Principal Financial Group, 3.30%, 9/15/22 5 5
Principal Financial Group, 3.40%, 5/15/25 1,215 1,340
Principal Financial Group, 3.70%, 5/15/29 10 11
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,374
Reinsurance Group of America, 5.00%, 6/1/21 915 929
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,705

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Travelers, 6.25%, 6/15/37 225 332
Trinity Acquisition, 3.50%, 9/15/21 175 173
UnitedHealth Group, 2.00%, 5/15/30 (3) 10 10
UnitedHealth Group, 3.50%, 8/15/39 1,960 2,218
UnitedHealth Group, 3.75%, 7/15/25 400 452
UnitedHealth Group, 4.75%, 7/15/45 900 1,209
Voya Financial, 3.125%, 7/15/24 1,440 1,555
Willis North America, 3.60%, 5/15/24 435 474
Willis North America, 4.50%, 9/15/28 1,110 1,317
43,446
Real Estate Investment Trusts 1.5%
Alexandria Real Estate Equities, 3.95%, 1/15/27 10 12
Alexandria Real Estate Equities, 4.00%, 1/15/24 350 384
Alexandria Real Estate Equities, 4.00%, 2/1/50 1,975 2,381
American Campus Communities Operating Partnership, 3.625%,
11/15/27 1,811 2,031
American Campus Communities Operating Partnership, 4.125%,
7/1/24 540 593
Boston Properties, 3.125%, 9/1/23 900 952
Brixmor Operating Partnership, 3.90%, 3/15/27 495 556
Brixmor Operating Partnership, 4.05%, 7/1/30 760 857
Duke Realty, 4.00%, 9/15/28 2,110 2,466
ERP Operating, 3.00%, 4/15/23 35 37
Essex Portfolio, 2.65%, 3/15/32 660 693
Essex Portfolio, 4.50%, 3/15/48 1,455 1,826
Federal Realty Investment Trust, 2.75%, 6/1/23 1,000 1,044
Healthcare Realty Trust, 3.625%, 1/15/28 (3) 605 677
Healthpeak Properties, 2.875%, 1/15/31 420 451
Highwoods Realty, 3.625%, 1/15/23 880 917
Kilroy Realty, 3.45%, 12/15/24 (3) 750 812
Kilroy Realty, 4.375%, 10/1/25 335 373
Life Storage, 4.00%, 6/15/29 15 17
Prologis, 2.125%, 4/15/27 335 356
Regency Centers, 3.60%, 2/1/27 350 389
Regency Centers, 4.125%, 3/15/28 520 592
Simon Property Group, 3.80%, 7/15/50 2,830 3,075
VEREIT Operating Partnership, 2.20%, 6/15/28 685 700
VEREIT Operating Partnership, 3.95%, 8/15/27 835 950
VEREIT Operating Partnership, 4.625%, 11/1/25 1,775 2,046
25,187
Total Financial Institutions 233,912
INDUSTRIAL
19.5%
Basic Industry 0.5%
Air Products & Chemicals, 1.50%, 10/15/25 150 155
ArcelorMittal, 4.55%, 3/11/26 1,055 1,172

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 570 628
Dow Chemical, 3.15%, 5/15/24 870 937
LYB International Finance II, 3.50%, 3/2/27 1,000 1,124
Newmont, 3.625%, 6/9/21 595 597
Nucor, 2.70%, 6/1/30 775 833
Nucor, 3.95%, 5/1/28 1,405 1,637
Nutrien, 4.00%, 12/15/26 525 605
Packaging Corp. of America, 3.65%, 9/15/24 395 433
Packaging Corp. of America, 4.50%, 11/1/23 185 203
8,324
Capital Goods 0.8%
Boral Finance, 3.00%, 11/1/22 (1) 125 128
Caterpillar Financial Services, 3.15%, 9/7/21 3,215 3,272
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,967
General Dynamics, 3.25%, 4/1/25 35 39
General Electric, 6.75%, 3/15/32 378 522
L3Harris Technologies, 3.832%, 4/27/25 295 329
Lockheed Martin, 3.60%, 3/1/35 240 284
Lockheed Martin, 4.07%, 12/15/42 184 229
Raytheon Technologies, 7.20%, 8/15/27 200 267
Republic Services, 2.50%, 8/15/24 20 21
Republic Services, 3.375%, 11/15/27 585 661
Roper Technologies, 1.40%, 9/15/27 3,630 3,660
Roper Technologies, 2.00%, 6/30/30 575 578
Roper Technologies, 2.95%, 9/15/29 (3) 685 748
Roper Technologies, 3.80%, 12/15/26 660 760
Vulcan Materials, 4.50%, 6/15/47 5 6
13,471
Communications 3.8%
America Movil SAB de CV, 2.875%, 5/7/30 1,500 1,618
America Movil SAB de CV, 3.625%, 4/22/29 1,475 1,655
America Movil SAB de CV, 6.375%, 3/1/35 300 444
American Tower, 2.40%, 3/15/25 1,010 1,067
AT&T, 2.25%, 2/1/32 3,500 3,451
AT&T, 3.00%, 6/30/22 (3) 2,000 2,065
AT&T, 3.50%, 6/1/41 3,985 4,107
AT&T, 4.35%, 3/1/29 1,020 1,195
CC Holdings, 3.849%, 4/15/23 425 455
Charter Communications Operating, 2.80%, 4/1/31 2,365 2,432
Charter Communications Operating, 3.70%, 4/1/51 1,795 1,766
Charter Communications Operating, 4.908%, 7/23/25 1,230 1,417
Comcast, 1.95%, 1/15/31 4,970 5,010
Comcast, 2.65%, 2/1/30 10 11
Comcast, 3.20%, 7/15/36 80 88
Comcast, 3.90%, 3/1/38 2,910 3,419

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Comcast, 3.95%, 10/15/25 845 962
Crown Castle International, 2.25%, 1/15/31 (3) 1,665 1,690
Crown Castle International, 3.70%, 6/15/26 700 784
Crown Castle Towers, 3.222%, 5/15/22 (1) 25 25
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 209
Crown Castle Towers, 3.72%, 7/15/23 (1) 450 469
Fox, 4.03%, 1/25/24 600 659
Interpublic Group, 4.20%, 4/15/24 820 911
Omnicom Group, 3.60%, 4/15/26 695 782
Omnicom Group, 3.625%, 5/1/22 760 790
Omnicom Group, 3.65%, 11/1/24 460 505
RELX Capital, 3.00%, 5/22/30 1,120 1,222
RELX Capital, 3.50%, 3/16/23 535 567
Rogers Communications, 3.625%, 12/15/25 335 376
Rogers Communications, 3.70%, 11/15/49 1,225 1,369
Rogers Communications, 4.35%, 5/1/49 1,310 1,632
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 1,077
T-Mobile USA, 3.75%, 4/15/27 (1) 3,565 4,011
Thomson Reuters, 3.35%, 5/15/26 225 251
Time Warner Cable, 4.00%, 9/1/21 105 106
Time Warner Cable, 6.55%, 5/1/37 235 321
Time Warner Cable, 6.75%, 6/15/39 275 383
Verizon Communications, 1.68%, 10/30/30 (1) 625 614
Verizon Communications, 2.65%, 11/20/40 6,700 6,510
Verizon Communications, 4.00%, 3/22/50 1,500 1,729
Verizon Communications, 4.272%, 1/15/36 745 905
Vodafone Group, 3.75%, 1/16/24 2,005 2,182
Vodafone Group, 4.25%, 9/17/50 (3) 700 825
Vodafone Group, 4.875%, 6/19/49 20 26
Walt Disney, 3.70%, 10/15/25 285 321
Weibo, 3.50%, 7/5/24 1,275 1,340
WPP Finance 2010, 3.75%, 9/19/24 1,350 1,489
65,242
Consumer Cyclical 3.1%
Alibaba Group Holding, 4.00%, 12/6/37 4,000 4,580
Amazon.com, 2.80%, 8/22/24 585 631
Amazon.com, 3.875%, 8/22/37 930 1,122
Amazon.com, 5.20%, 12/3/25 1,053 1,267
Aptiv, 4.15%, 3/15/24 385 423
AutoZone, 1.65%, 1/15/31 2,000 1,954
AutoZone, 3.125%, 4/18/24 (3) 2,320 2,500
AutoZone, 3.125%, 4/21/26 445 489
AutoZone, 3.75%, 6/1/27 20 23
BMW U.S. Capital, 3.80%, 4/6/23 (1) 3,805 4,072
Booking Holdings, 3.60%, 6/1/26 665 748

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Booking Holdings, 3.65%, 3/15/25 810 895
Expedia Group, 5.00%, 2/15/26 1,070 1,196
Ford Motor Credit, 3.47%, 4/5/21 340 341
General Motors, 4.00%, 4/1/25 (3) 1,090 1,212
General Motors Financial, 3.55%, 7/8/22 15 16
General Motors Financial, 4.20%, 11/6/21 2,260 2,322
Home Depot, 5.875%, 12/16/36 3,000 4,458
Hyatt Hotels, 3.375%, 7/15/23 (3) 185 194
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,503
Hyundai Capital America, 5.75%, 4/6/23 (1)(3) 2,775 3,065
McDonald's, 1.45%, 9/1/25 935 964
McDonald's, 3.30%, 7/1/25 15 17
O'Reilly Automotive, 3.60%, 9/1/27 20 23
O'Reilly Automotive, 3.80%, 9/1/22 10 10
O'Reilly Automotive, 3.90%, 6/1/29 2,470 2,859
PACCAR Financial, 2.65%, 5/10/22 25 26
PACCAR Financial, 2.65%, 4/6/23 1,030 1,082
QVC, 4.375%, 3/15/23 2,020 2,121
QVC, 4.45%, 2/15/25 75 80
QVC, 4.85%, 4/1/24 (3) 840 909
Ross Stores, 1.875%, 4/15/31 300 297
Ross Stores, 4.60%, 4/15/25 3,575 4,107
TJX, 1.60%, 5/15/31 (3) 1,425 1,403
Toyota Motor, 3.183%, 7/20/21 1,530 1,551
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 305 316
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1) 2,215 2,279
Walmart, 3.40%, 6/26/23 1,900 2,037
53,092
Consumer Non-Cyclical 4.6%
Abbott Laboratories, 1.15%, 1/30/28 1,155 1,154
Abbott Laboratories, 3.40%, 11/30/23 784 847
Abbott Laboratories, 4.75%, 11/30/36 1,535 2,061
AbbVie, 3.20%, 5/14/26 225 248
AbbVie, 3.60%, 5/14/25 880 975
AbbVie, 4.45%, 5/14/46 1,280 1,575
AbbVie, 4.50%, 5/14/35 1,235 1,515
AbbVie, 4.70%, 5/14/45 1,385 1,737
Agilent Technologies, 3.875%, 7/15/23 920 989
Altria Group, 2.35%, 5/6/25 250 264
Altria Group, 3.49%, 2/14/22 1,080 1,114
Altria Group, 4.75%, 5/5/21 1,000 1,012
Amgen, 2.77%, 9/1/53 (1) 1,239 1,213
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39 30 39
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49 3,390 4,597
Banner Health, 1.897%, 1/1/31 850 860

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Banner Health, 2.913%, 1/1/51 35 36
Bayer U.S. Finance II, 3.50%, 6/25/21 (1) 850 858
Becton Dickinson & Company, 2.823%, 5/20/30 2,135 2,298
Becton Dickinson & Company, 3.70%, 6/6/27 1,114 1,272
Bestfoods, 6.625%, 4/15/28 5 7
Biogen, 2.25%, 5/1/30 2,885 2,970
Biogen, 3.625%, 9/15/22 570 600
Boston Scientific, 3.75%, 3/1/26 2,350 2,652
Bristol-Myers Squibb, 3.55%, 8/15/22 905 949
Bristol-Myers Squibb, 4.25%, 10/26/49 1,055 1,357
Cardinal Health, 3.41%, 6/15/27 1,405 1,574
Cardinal Health, 3.75%, 9/15/25 905 1,014
Centra Health, 4.70%, 1/1/48 25 28
Cigna, 3.00%, 7/15/23 340 358
Cigna, 3.75%, 7/15/23 1,851 1,996
CommonSpirit Health, 2.76%, 10/1/24 865 927
CommonSpirit Health, 2.782%, 10/1/30 980 1,039
CommonSpirit Health, 3.91%, 10/1/50 40 44
CVS Health, 1.875%, 2/28/31 1,135 1,119
CVS Health, 2.70%, 8/21/40 425 414
CVS Health, 3.25%, 8/15/29 1,330 1,473
CVS Health, 5.05%, 3/25/48 2,675 3,498
CVS Health, 5.125%, 7/20/45 925 1,204
Danone, 2.947%, 11/2/26 (1) 1,065 1,165
Diageo Capital, 1.375%, 9/29/25 1,080 1,107
Elanco Animal Health, 4.912%, 8/27/21 295 302
Evernorth Health, 3.00%, 7/15/23 20 21
Gilead Sciences, 3.25%, 9/1/22 600 624
Hackensack Meridian Health, 4.211%, 7/1/48 1,680 2,063
Hasbro, 3.00%, 11/19/24 1,395 1,503
HCA, 4.125%, 6/15/29 1,695 1,951
Indiana University Health Obligated Group, 3.97%, 11/1/48 1,030 1,312
Kaiser Foundation Hospitals, 3.50%, 4/1/22 460 478
Keurig Dr Pepper, 2.55%, 9/15/26 450 489
Keurig Dr Pepper, 3.551%, 5/25/21 935 945
Mass General Brigham, Series 2020, 3.192%, 7/1/49 1,905 2,072
MedStar Health, Series 20A, 3.626%, 8/15/49 920 1,018
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55 600 781
Northwell Healthcare, 3.979%, 11/1/46 1,275 1,449
Perrigo Finance Unlimited, 3.15%, 6/15/30 1,725 1,818
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 1,660 1,756
Stanford Health Care, Series 2018, 3.795%, 11/15/48 440 540
Takeda Pharmaceutical, 2.05%, 3/31/30 2,310 2,327
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 380 384
Thermo Fisher Scientific, 4.133%, 3/25/25 5 6

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Unilever Capital, 3.00%, 3/7/22 1,255 1,293
West Virginia United Health System Obligated Group, Series
2018, 4.924%, 6/1/48 1,620 2,094
Zoetis, 2.00%, 5/15/30 3,365 3,415
78,800
Energy 3.4%
Boardwalk Pipelines, 3.40%, 2/15/31 2,130 2,207
Boardwalk Pipelines, 4.45%, 7/15/27 230 261
Boardwalk Pipelines, 4.95%, 12/15/24 380 421
BP Capital Markets America, 1.749%, 8/10/30 1,710 1,682
BP Capital Markets America, 3.194%, 4/6/25 2,900 3,170
BP Capital Markets America, 3.41%, 2/11/26 1,280 1,425
Cameron LNG, 2.902%, 7/15/31 (1) 520 565
Cameron LNG, 3.701%, 1/15/39 (1) 430 474
Canadian Natural Resources, 2.95%, 1/15/23 1,475 1,536
Canadian Natural Resources, 2.95%, 7/15/30 1,520 1,576
Chevron, 1.995%, 5/11/27 1,350 1,414
Concho Resources, 2.40%, 2/15/31 380 393
Concho Resources, 3.75%, 10/1/27 360 406
ConocoPhillips, 4.95%, 3/15/26 (3) 1,900 2,265
DCP Midstream Operating, 3.875%, 3/15/23 15 15
DCP Midstream Operating, 4.75%, 9/30/21 (1) 710 714
Diamondback Energy, 2.875%, 12/1/24 (3) 2,265 2,392
Enbridge, 4.00%, 10/1/23 420 455
Enbridge, 4.25%, 12/1/26 355 411
Enbridge, 5.50%, 12/1/46 555 723
Enbridge Energy Partners, 5.50%, 9/15/40 170 208
Energy Transfer Operating, 3.75%, 5/15/30 680 715
Energy Transfer Operating, 5.25%, 4/15/29 1,105 1,275
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 672
Enterprise Products Operating, 3.50%, 2/1/22 2,650 2,733
EOG Resources, 2.625%, 3/15/23 2,175 2,263
EOG Resources, 4.375%, 4/15/30 (3) 1,710 2,029
Exxon Mobil, 1.571%, 4/15/23 4,155 4,268
Florida Gas Transmission, 3.875%, 7/15/22 (1) 455 472
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.33%, 9/9/22 1,510 1,506
Occidental Petroleum, 2.90%, 8/15/24 2,385 2,296
Occidental Petroleum, 3.00%, 2/15/27 1,475 1,364
Pioneer Natural Resources, 1.125%, 1/15/26 695 695
Sabine Pass Liquefaction, 4.20%, 3/15/28 815 924
Sabine Pass Liquefaction, 4.50%, 5/15/30 (1) 655 762
Schlumberger Holdings, 3.75%, 5/1/24 (1) 1,075 1,172
Southeast Supply Header, 4.25%, 6/15/24 (1) 405 405
Spectra Energy Partners, 3.375%, 10/15/26 460 511
Spectra Energy Partners, 4.75%, 3/15/24 25 28
Suncor Energy, 3.10%, 5/15/25 760 823

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Suncor Energy, 3.60%, 12/1/24 355 391
Total Capital International, 2.434%, 1/10/25 40 42
Total Capital International, 2.986%, 6/29/41 3,910 4,007
Transcontinental Gas Pipe Line, 4.60%, 3/15/48 790 938
Valero Energy, 2.85%, 4/15/25 3,800 4,035
Williams, 4.85%, 3/1/48 190 224
Woodside Finance, 3.70%, 9/15/26 (1) 330 359
Woodside Finance, 3.70%, 3/15/28 (1) 435 466
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,613
59,701
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1) 200 217
Georgetown University, Series B, 4.315%, 4/1/49 (3) 1,475 1,845
Northwestern University, Series 2020, 2.64%, 12/1/50 1,280 1,308
President & Fellows of Harvard College, 3.619%, 10/1/37 385 475
3,845
Technology 2.4%
Apple, 1.25%, 8/20/30 (3) 2,920 2,850
Apple, 3.20%, 5/13/25 45 50
Apple, 3.20%, 5/11/27 4,005 4,508
Avnet, 4.625%, 4/15/26 1,440 1,634
Baidu, 3.875%, 9/29/23 1,555 1,669
Broadcom, 4.70%, 4/15/25 920 1,049
Fidelity National Information Services, 4.25%, 5/15/28 1,765 2,068
Fiserv, 3.20%, 7/1/26 10 11
Keysight Technologies, 4.55%, 10/30/24 1,427 1,616
Microchip Technology, 3.922%, 6/1/21 465 471
Micron Technology, 2.497%, 4/24/23 960 1,001
Micron Technology, 4.185%, 2/15/27 2,695 3,123
NXP, 3.15%, 5/1/27 (1) 395 435
PayPal Holdings, 1.65%, 6/1/25 3,405 3,532
QUALCOMM, 2.15%, 5/20/30 3,090 3,215
QUALCOMM, 3.25%, 5/20/27 1,004 1,131
ServiceNow, 1.40%, 9/1/30 3,710 3,532
Tencent Holdings, 2.985%, 1/19/23 (1) 550 572
Texas Instruments, 1.375%, 3/12/25 655 675
Texas Instruments, 1.75%, 5/4/30 1,240 1,254
Visa, 1.90%, 4/15/27 2,700 2,843
Visa, 2.15%, 9/15/22 1,025 1,055
Western Union, 2.85%, 1/10/25 5 5
Western Union, 6.20%, 11/17/36 (3) 2,684 3,322
41,621
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26 592 572
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24 729 634

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32 34 33
Burlington Northern Santa Fe, 6.15%, 5/1/37 100 147
Canadian National Railway, 6.25%, 8/1/34 95 143
Delta Air Lines, 3.80%, 4/19/23 550 561
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 17
ERAC USA Finance, 4.50%, 8/16/21 (1) 330 337
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 325
Heathrow Funding, 4.875%, 7/15/21 (1) 1,120 1,141
Kansas City Southern, 2.875%, 11/15/29 1,140 1,226
Kansas City Southern, 3.00%, 5/15/23 355 371
Kansas City Southern, 3.50%, 5/1/50 1,155 1,236
Kansas City Southern, 4.70%, 5/1/48 720 888
Norfolk Southern, 5.59%, 5/17/25 48 57
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,897
Transurban Finance, 3.375%, 3/22/27 (1) 235 260
Transurban Finance, 4.125%, 2/2/26 (1) 185 210
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22 586 589
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28 770 780
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 1,122 1,101
12,525
Total Industrial 336,621
UTILITY
1.8%
Electric 1.6%
American Electric Power, Series I, 3.65%, 12/1/21 210 216
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,120 1,182
Berkshire Hathaway Energy, 6.125%, 4/1/36 170 244
CenterPoint Energy, 3.60%, 11/1/21 (3) 850 870
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33 100 146
CMS Energy, 4.875%, 3/1/44 635 818
Duke Energy, 2.65%, 9/1/26 355 383
Duke Energy, 3.75%, 9/1/46 280 308
Duke Energy Florida, 6.35%, 9/15/37 170 253
Duke Energy Progress, 6.30%, 4/1/38 100 149
Enel Finance International, 4.25%, 9/14/23 (1) 1,930 2,106
Exelon, 3.40%, 4/15/26 1,815 2,024
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,604
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,970
Mississippi Power, 3.95%, 3/30/28 (3) 905 1,044
Nevada Power, Series N, 6.65%, 4/1/36 400 606
Ohio Power, Series M, 5.375%, 10/1/21 450 465
Pacific Gas & Electric, 2.10%, 8/1/27 1,985 2,013
PacifiCorp, 4.125%, 1/15/49 1,400 1,732
PacifiCorp, 6.25%, 10/15/37 90 131
PECO Energy, 5.95%, 10/1/36 150 220
Public Service Electric & Gas, 5.70%, 12/1/36 180 250

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
San Diego Gas & Electric, 4.10%, 6/15/49 1,790 2,183
San Diego Gas & Electric, 6.125%, 9/15/37 170 230
Southern, 4.40%, 7/1/46 1,935 2,332
Tampa Electric, 6.15%, 5/15/37 700 982
Virginia Electric & Power, Series A, 2.875%, 7/15/29 1,100 1,211
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,391
28,063
Natural Gas 0.2%
APT Pipelines, 4.25%, 7/15/27 (1) 385 441
Nisource, 3.49%, 5/15/27 710 800
Nisource, 3.95%, 3/30/48 1,000 1,143
NiSource, 1.70%, 2/15/31 1,280 1,250
Southern California Gas, Series KK, 5.75%, 11/15/35 140 187
3,821
Total Utility 31,884
Total Corporate Bonds (Cost $560,242) 602,417
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
1.1%
Local Authorities 0.6%
Province of Alberta, 3.30%, 3/15/28 1,605 1,837
Province of Manitoba, 2.60%, 4/16/24 1,507 1,612
Province of New Brunswick, 3.625%, 2/24/28 2,545 2,952
Province of Ontario, 2.40%, 2/8/22 2,000 2,046
Province of Quebec, 2.75%, 8/25/21 (3) 1,350 1,369
Province of Quebec, 2.875%, 10/16/24 35 38
Province of Quebec, 7.50%, 9/15/29 104 155
10,009
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 376
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)(3) 570 647
Pertamina Persero, 4.30%, 5/20/23 (1) 650 697
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 405 446
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,155 1,230
3,396
Sovereign 0.3%
Government of Qatar, 3.75%, 4/16/30 (1) 730 851
Republic of Colombia, 4.00%, 2/26/24 260 280
Republic of Indonesia, 4.875%, 5/5/21 700 708
Republic of Poland, 3.25%, 4/6/26 890 1,000
United Mexican States, 2.659%, 5/24/31 (3) 1,894 1,891

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Mexican States, 8.00%, 9/24/22 300 335
5,065
Total Foreign Government Obligations & Municipalities (Cost
$17,019) 18,470
MUNICIPAL SECURITIES
2.9%
California 0.4%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40 710 1,098
California, Build America, GO, 7.625%, 3/1/40 1,350 2,320
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (4) 250 279
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40 700 1,119
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60 700 772
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49 275 424
San Jose Redev. Agency, Senior Tax Allocation, Series A,
3.375%, 8/1/34 610 669
Univ. of California Regents, Series AJ, 4.601%, 5/15/31 20 24
Univ. of California Regents, Build America, 5.77%, 5/15/43 470 678
7,383
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50 1,425 1,512
1,512
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57 1,797 2,729
2,729
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40 1,350 2,063
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%,
1/1/30 625 651
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34 315 452
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38 480 679
3,845
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42 2,045 2,172
2,172

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29 1,255 1,757
Great Lakes Water Auth. Sewage Disposal System Revenue,
Senior Lien, Series A, 3.056%, 7/1/39 450 487
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 3.473%, 7/1/41 1,520 1,620
3,864
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39 2,350 2,618
2,618
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40 1,000 1,672
1,672
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series
B, 3.879%, 7/1/46 950 1,018
Dormitory Auth. of the State of New York, New York Univ., Series
B, 4.85%, 7/1/48 800 926
Metropolitan Transportation Auth., Build America, 6.548%,
11/15/31 1,320 1,708
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39 145 234
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39 525 685
New York City Transitional Fin. Auth. Future Tax Secured
Revenue, Build America, 5.508%, 8/1/37 35 48
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46 40 46
4,665
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%,
2/15/44 2,005 3,009
3,009
Oregon 0.1%
Oregon Dept. of Transportation, Senior Lien, Series B, 1.76%,
11/15/32 2,400 2,406
2,406
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26 680 737
737
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23 645 672
672

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41 40 40
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38 15 16
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40 3,945 4,091
Grand Parkway Transportation, 3.236%, 10/1/52 15 15
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49 2,400 2,748
6,910
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39 15 21
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42 1,755 1,852
1,873
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35 505 642
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30 585 768
1,410
Wisconsin 0.1%
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36 1,700 1,898
1,898
Total Municipal Securities (Cost $42,945) 49,375
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
6.8%
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 2,874 2,906
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 1,104 1,112
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 3,229 3,359
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 2,396 2,424
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.33%, 1/25/30 1,558 1,515
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.13%, 2/25/30 15 15

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.88%, 1/25/40 (1) 6 6
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1) 135 135
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1) 527 531
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 607 622
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,124 1,127
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 265 274
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 333 336
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 693 707
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1) 1,124 1,138
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 10/25/50 (1) 2,844 2,920
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1) 415 419
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 1,890 1,931
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 786 807
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 1,464 1,553
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, ARM, CMO
2.50%, 4/25/57 (1) 38 38
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM, CMO
3.25%, 5/25/62 (1) 677 701

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 1,512 1,554
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 909 922
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 2,300 2,317
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 616 627
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.23%, 10/25/59 (1) 374 381
OBX Trust
Series 2019-INV1, Class A10, CMO, ARM
4.00%, 11/25/48 (1) 1,440 1,453
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1) 190 190
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1) 156 157
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 667 686
Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1) 114 114
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 603 613
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 192 196
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 620
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 1,737 1,741
Structured Agency Credit Risk Debt Notes
Series 2020-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.83%, 1/25/50 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2020-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.63%, 6/25/50 (1) 134 134

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M1, CMO, ARM
1M USD LIBOR + 1.50%, 1.63%, 8/25/50 (1) 1,207 1,209
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.982%, 12/25/50 (1) 925 926
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.182%, 11/25/50 (1) 1,350 1,353
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1) 48 48
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 55 55
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 120 121
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 169 171
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 182 183
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 235 239
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 454 467
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 246 254
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 772 777
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 1,884 1,933
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 2,172 2,238
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 2,764 2,822

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 2,833 2,860
51,939
Commercial Mortgage-Backed Securities 3.8%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.057%, 12/15/36 (1) 1,435 1,424
BANK
Series 2017-BNK8, Class B, ARM
3.927%, 11/15/50 1,795 2,003
BANK
Series 2020-BN25, Class B, ARM
3.043%, 1/15/63 1,225 1,314
Barclays Commercial Mortgage Trust
Series 2018-C2, Class A5
4.314%, 12/15/51 2,245 2,669
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.287%, 11/15/34 (1) 545 531
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.267%, 10/15/37 (1) 3,285 3,297
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.667%, 10/15/34 (1) 1,890 1,881
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 797
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52 565 631
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49 910 1,027
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 988
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47 890 962
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58 440 493
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50 1,450 1,642

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.427%, 11/15/37 (1) 1,320 1,322
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47 2,720 3,006
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48 1,800 2,012
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,253
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,410
Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51 740 858
Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52 1,590 1,695
Goldman Sachs Mortgage Securities Trust
Series 2020-GC45, Class A5
2.911%, 2/13/53 1,315 1,447
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.03%, 1.61%, 12/15/36 (1) 3,110 3,111
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.76%, 12/15/36 (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.93%, 2.06%, 12/15/36 (1) 850 834
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47 2,720 3,014
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.723%, 3/15/50 1,590 1,815
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.497%, 10/15/33 (1) 1,625 1,628
Manhattan West
Series 2020-1MW, Class D, ARM
2.335%, 9/10/39 (1) 1,090 1,097
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47 40 43

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48 700 781
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47 1,390 1,556
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49 300 328
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 3,032
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48 700 781
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51 3,045 3,607
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 1,835 1,550
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.716%, 4/15/32 (1) 790 766
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52 2,115 2,309
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53 2,455 2,660
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47 25 27
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57 1,360 1,504
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47 2,045 2,235
66,350
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$115,656) 118,289

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
29.2%
U.S. Government Agency Obligations 22.9%
(5)
Federal Home Loan Mortgage
1.749%, 2/25/22 423 424
1.785%, 9/25/22 17 18
1.875%, 4/25/22 446 448
2.206%, 6/25/25 762 793
2.50%, 4/1/30 - 6/1/30 1,123 1,195
2.777%, 4/25/23 163 168
2.952%, 2/25/27 648 695
3.00%, 12/1/42 - 4/1/47 5,474 5,818
3.50%, 3/1/42 - 3/1/46 4,084 4,462
4.00%, 9/1/40 - 8/1/45 1,718 1,889
4.50%, 8/1/39 - 10/1/41 794 890
5.00%, 7/1/25 - 8/1/40 655 756
5.50%, 1/1/35 - 12/1/39 152 179
6.00%, 10/1/21 - 8/1/38 130 153
6.50%, 4/1/24 - 1/1/36 66 75
7.00%, 11/1/30 - 6/1/32 5 6
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.63%, 3.471%, 4/1/37 37 39
12M USD LIBOR + 1.73%, 2.72%, 7/1/35 16 16
12M USD LIBOR + 1.74%, 3.734%, 2/1/37 15 16
12M USD LIBOR + 1.75%, 3.526%, 2/1/35 34 36
12M USD LIBOR + 1.93%, 2.315%, 12/1/36 18 19
12M USD LIBOR + 2.03%, 2.448%, 11/1/36 13 13
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36 3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50 1,285 198
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 7/1/50 8,015 8,669
3.50%, 5/1/31 - 6/1/33 1,471 1,581
4.00%, 12/1/49 - 2/1/50 7,524 8,084
4.50%, 5/1/50 489 535
5.00%, 12/1/41 813 944
5.50%, 5/1/44 1,577 1,828
Federal National Mortgage Assn.
3.50%, 6/1/43 12 14
4.00%, 11/1/40 768 841
4.50%, 7/1/40 8 9
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.61%, 2.375%, 7/1/35 11 11
12M USD LIBOR + 1.61%, 2.539%, 7/1/36 20 21

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.66%, 2.62%, 8/1/37 4 4
12M USD LIBOR + 1.85%, 2.23%, 1/1/37 2 2
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44 308 314
Federal National Mortgage Assn., UMBS
2.00%, 8/1/28 410 430
2.50%, 5/1/30 - 12/1/50 18,356 19,458
3.00%, 10/1/32 - 10/1/50 71,833 77,235
3.50%, 11/1/25 - 7/1/50 57,995 62,438
4.00%, 11/1/40 - 1/1/50 24,953 27,190
4.50%, 9/1/25 - 5/1/50 16,647 18,484
5.00%, 4/1/21 - 9/1/48 5,212 5,876
5.50%, 7/1/21 - 5/1/44 4,746 5,542
6.00%, 5/1/21 - 7/1/41 2,672 3,203
6.50%, 5/1/31 - 9/1/38 328 387
7.00%, 2/1/24 - 11/1/36 17 19
7.50%, 12/1/30 - 3/1/31 1 1
8.00%, 1/1/27 1 1
UMBS, TBA
1.50%, 3/1/36 (6) 16,095 16,474
2.00%, 3/1/36 - 2/1/51 (6) 38,180 39,462
2.50%, 3/1/36 - 2/1/51 (6) 31,980 33,662
3.00%, 2/1/51 (6) 17,650 18,564
3.50%, 2/1/51 (6) 2,950 3,137
4.00%, 2/1/51 (6) 10,535 11,297
4.50%, 2/1/51 (6) 9,859 10,709
394,735
U.S. Government Obligations 6.3%
Government National Mortgage Assn.
2.50%, 1/20/51 6,455 6,793
3.00%, 9/15/42 - 7/20/50 22,349 23,644
3.50%, 9/15/41 - 1/20/49 21,753 23,658
4.00%, 2/15/41 - 11/20/47 7,775 8,450
4.50%, 9/15/34 - 12/20/49 9,686 10,646
5.00%, 1/20/33 - 6/20/49 9,385 10,368
5.50%, 10/20/32 - 3/20/49 1,475 1,643
6.00%, 8/15/33 - 4/15/36 25 30
6.50%, 10/15/25 - 12/20/33 8 9
7.50%, 3/15/23 - 3/15/32 46 48
8.00%, 1/15/26 5 5
8.50%, 11/15/21 - 7/20/26 1 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47 358 375
Government National Mortgage Assn., TBA
2.00%, 2/20/51 (6) 1,095 1,137
2.50%, 2/20/51 (6) 9,010 9,481

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 2/20/51 (6) 8,365 8,771
4.00%, 2/20/51 (6) 3,930 4,202
109,261
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $490,107) 503,996
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
21.3%
U.S. Government Agency Obligations 0.1%
(5)
Federal National Mortgage Assn., 6.25%, 5/15/29 (3) 342 483
Federal National Mortgage Assn., 6.625%, 11/15/30 500 749
1,232
U.S. Treasury Obligations 21.2%
U.S. Treasury Bonds, 1.125%, 5/15/40 2,010 1,838
U.S. Treasury Bonds, 1.375%, 8/15/50 5,600 5,001
U.S. Treasury Bonds, 2.00%, 2/15/50 (3) 35,120 36,508
U.S. Treasury Bonds, 2.25%, 8/15/49 50 55
U.S. Treasury Bonds, 2.50%, 2/15/45 3,570 4,093
U.S. Treasury Bonds, 2.50%, 5/15/46 4,840 5,555
U.S. Treasury Bonds, 2.75%, 11/15/42 3,045 3,637
U.S. Treasury Bonds, 2.75%, 8/15/47 (3) 1,710 2,058
U.S. Treasury Bonds, 3.00%, 11/15/44 615 767
U.S. Treasury Bonds, 3.00%, 5/15/45 (3) 4,175 5,213
U.S. Treasury Bonds, 3.00%, 11/15/45 6,845 8,567
U.S. Treasury Bonds, 3.00%, 2/15/47 3,450 4,335
U.S. Treasury Bonds, 3.00%, 5/15/47 3,150 3,962
U.S. Treasury Bonds, 3.00%, 2/15/48 15,835 19,959
U.S. Treasury Bonds, 3.00%, 8/15/48 60 76
U.S. Treasury Bonds, 3.125%, 11/15/41 21,685 27,384
U.S. Treasury Bonds, 3.50%, 2/15/39 4,270 5,623
U.S. Treasury Bonds, 3.625%, 8/15/43 4,890 6,667
U.S. Treasury Bonds, 3.875%, 8/15/40 3,855 5,348
U.S. Treasury Bonds, 4.375%, 5/15/41 20 30
U.S. Treasury Bonds, 4.75%, 2/15/41 35 54
U.S. Treasury Notes, 0.125%, 7/31/22 4,010 4,011
U.S. Treasury Notes, 0.125%, 11/30/22 50,685 50,701
U.S. Treasury Notes, 0.25%, 6/15/23 14,670 14,707
U.S. Treasury Notes, 0.25%, 5/31/25 34,805 34,664
U.S. Treasury Notes, 0.25%, 8/31/25 600 596
U.S. Treasury Notes, 0.375%, 4/30/25 6,395 6,407
U.S. Treasury Notes, 0.50%, 8/31/27 50 49
U.S. Treasury Notes, 0.625%, 8/15/30 (3) 29,245 28,084
U.S. Treasury Notes, 1.50%, 11/30/24 14,600 15,277
U.S. Treasury Notes, 2.25%, 8/15/27 1,770 1,948

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 2.75%, 4/30/23 (7) 29,420 31,144
U.S. Treasury Notes, 2.75%, 7/31/23 19,700 20,977
U.S. Treasury Notes, 2.75%, 8/31/23 11,015 11,752
367,047
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $349,791) 368,279
SHORT-TERM INVESTMENTS
9.7%
Money Market Funds 9.7%
T. Rowe Price Government Reserve Fund, 0.07% (8)(9) 167,307 167,307
Total Short-Term Investments (Cost $167,307) 167,307
SECURITIES LENDING COLLATERAL
3.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.8%
Short-Term Funds 3.8%
T. Rowe Price Short-Term Fund, 0.13% (8)(9) 6,475 64,753
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 64,753
Total Securities Lending Collateral (Cost $64,753) 64,753
Total Investments in Securities 112.8%
(Cost $1,860,863) $ 1,947,241
Other Assets Less Liabilities (12.8)% (221,516)
Net Assets - 100.0% $ 1,725,725
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $207,550 and represents 12.0% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at January 31, 2021.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.

T. ROWE PRICE QM U.S. Bond Index Fund

.
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
. .
.
. .
(6) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $156,896 and represents 9.1% of net assets.
(7) At January 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
IO
Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Ice.
CDX.NA.CDSI-S35, 5 year Index),
Receive 1.00% Quarterly, Pay upon
Credit Default, 12/20/25 81,400 1,817 1,874 (57)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (57)
Total Centrally Cleared Swaps (57)
Net payments (receipts) of variation margin to date 36
Variation margin receivable (payable) on centrally cleared swaps $ (21)
** Includes interest purchased or sold but not yet collected of $17.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized Gain
(Loss)
Short, 83 Ultra U.S. Treasury Notes ten year
contracts 3/21 (12,768) $ 289
Long, 1,064 U.S. Treasury Notes five year contracts 3/21 133,931 (74)
Net payments (receipts) of variation margin to date (232)
Variation margin receivable (payable) on open futures
contracts $ (17)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 33
T. Rowe Price Short-Term Fund, 0.13% — — —++
Totals $ —# $ — $ 33+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 135,829  ¤  ¤ $ 167,307
T. Rowe Price Short-Term Fund,
0.13% 66,691  ¤  ¤ 64,753
Total $ 232,060^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $33 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $232,060.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund), formerly the T. Rowe
Price U.S. Bond Enhanced Index Fund,  is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Bond Index Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Bond Index Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE QM U.S. Bond Index Fund

F134-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,715,181 $ — $ 1,715,181
Short-Term Investments 167,307 — — 167,307
Securities Lending Collateral 64,753 — — 64,753
Total Securities 232,060 1,715,181 — 1,947,241
Futures Contracts* 289 — — 289
Total $ 232,349 $ 1,715,181 $ — $ 1,947,530
Liabilities
Swaps* $ — $ 57 $ — $ 57
Futures Contracts* 74 — — 74
Total $ 74 $ 57 $ — $ 131
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.